Property and Equipment, Net	12 Months Ended
May 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Buildings	205,292	166,238
Transportation equipment	8,302	6,127
Furniture and education equipment	279,751	144,342
Computer equipment and software	145,216	111,471
Leasehold improvements	839,150	341,019
Construction in progress	63,060	37,607

	1,540,771	806,804
Less: accumulated depreciation	(609,768)	(379,445)
Less: accumulated impairment loss	(29,541)	(9,385)
Exchange differences	(36,432)	(15,284)

	865,030	402,690

Depreciation expenses for the years ended May 31, 2020, 2021 and 2022 were US$146,310, US$225,657 and US$192,291, respectively. For the year ended May 31, 2022,

US$368,602
impairment loss was recorded for certain property and equipment. Additionally, leasehold improvements of certain learning centers and offices accumulated impairment amounting to

US$388,758
was written off along with the underlying property and equipment and leasehold improvements which were disposed or fully impaired during fiscal year 2022. The above resulted from the downsizing of learning centers as result of regulatory changes and the cessation of K-9 Academic AST Services in the mainland of China.